Long-Term Debt (Schedule of Convertible Notes) (Details) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Debt Instrument [Line Items]
Net carrying amount of Convertible Notes	$ 225,370,000	$ 216,635,000
Convertible senior notes due December 2020 [Member]
Debt Instrument [Line Items]
Principal balance	287,500,000	287,500,000
Discount, net of accumulated amortization	(62,130,000)	(70,865,000)
Net carrying amount of Convertible Notes	$ 225,370,000	$ 216,635,000